Other Reserves - Disclosure of Other Reserves (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of reserves within equity [abstract]
Foreign exchange translation reserve	R 3,097	R 2,355
Hedge reserve	480	1,051	R (3,395)
Share-based payments	3,249	3,106	R 2,950
Post-retirement benefit actuarial gain/(loss)	(5)	(18)
Acquisition of non-controlling interest in subsidiary	(381)	(381)
Equity component of convertible bond	277	277
Repurchase of equity interest	(98)	(98)
Equity instruments designated at fair value through other comprehensive income	153	135
Other	(28)	(28)
Total other reserves	R 6,744	R 6,399